BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Glory) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Oct. 01, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 226,056	$ 319,280		$ 320,424
Glory [Member]
Business Acquisition [Line Items]
Cash consideration (paid)				$ 12,500
Cash consideration (Contingent)	[1]			6,266
Total				18,766
Cash				287
Other non-current assets				472
Identifiable intangible assets acquired				4,637
Goodwill				14,129
Liability assumed				(759)
Total				$ 18,766

[1]	The conditions of contingent consideration of Glory were met, and the consideration of US$5,000 was paid in 2016 and remaining US$7,500 was paid in 2017.